ACQUISITION	12 Months Ended
Mar. 31, 2014
ACQUISITION
ACQUISITION

3.                                      ACQUISITION

(1)                                 Acquisition of iKang Shanghai Jianwei

On August 17, 2012, the Group acquired 100% equity interest of iKang Shanghai Jianwei, which provides medical examination services with cash consideration of $1,249. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life
Net tangible assets:
Current assets	$39
Non-current assets	463
Deferred tax assets	274
Total	776

Intangible assets acquired:
Customer relationship	71	5.3 years
Operating license	32	1.4 years
Goodwill	396
Deferred tax liability	(26)

Total	473

Total consideration	$1,249

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.  The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of iKang Shanghai Jianwei have been included in the Group’s consolidated financial statements since the date of acquisition.  iKang Shanghai Jianwei contributed net revenue of $300 and $1,122, and net loss of $647 and $773 to the Group’s consolidated statements of operations in the years ended March 31, 2013 and 2014, respectively.

(2)                                 Acquisition of iKang Changchun

On November 5, 2012, the Group acquired 100% equity interest of iKang Changchun, which provides medical examination services with cash consideration of $915. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$5
Non-current assets	307
Total	312

Intangible assets acquired:
Customer relationship	165	6.1 years
Favorable lease contract	21	5.1 years
Operating license	48	2.5 years
Goodwill	427
Deferred tax liability	(58)
Total	603
Total consideration	$915

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.  The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of iKang Changchun have been included in the Group’s consolidated financial statements since the date of acquisition. iKang Changchun contributed net revenue of $25 and $593, and net loss of $301 and $832 to the Group’s consolidated statements of operations in the years ended March 31, 2013 and 2014, respectively.

(3)                                 Acquisition of iKang Guangzhou Wokang

On December 3, 2012, the Group acquired 100% equity interest of iKang Guangzhou Wokang, which provides medical examination services with cash consideration of $2,986. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$117
Non-current assets	550
Total	667

Net tangible liabilities:
Current liabilities	$(44)
Total	(44)

Intangible assets acquired:
Customer relationship	175	6.0 years
Favorable lease contract	1,074	9.8 years
Operating license	48	3.1 years
Goodwill	1,390
Deferred tax liability	(324)
Total	2,363
Total consideration	$2,986

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition.  The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of iKang Guangzhou Wokang have been included in the Group’s consolidated financial statements since the date of acquisition.  iKang Guangzhou Wokang contributed net revenue of $7 and $2,737, and net loss of $273 and net income of $964 to the Group’s consolidated statements of operations in the years ended March 31, 2013 and 2014, respectively.

(4)                                 Acquisition of Yuanhua BVI, Yuanhua WFOE, Yuanhua information and Yuanhua Clinic (collectively, “Yuanhua”)

On July 31, 2013, the Group acquired 100% equity interest of Yuanhua, which provides medical examination related services with cash consideration of $27,600. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$8,059
Non-current assets	1,150
Deferred tax assets	371
Total	9,580

Net tangible liabilities:
Current liabilities	$(6,060)
Total	(6,060)

Intangible assets acquired:
Trade name	4,830
Customer relationship	6,307	5.0-7.4 years
Operating license	49	2.3 years
Contract backlog	49	0.9 years
Goodwill	15,654
Deferred tax liability	(2,809)
Total	24,080
Total consideration	$27,600

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Yuanhua have been included in the Group’s consolidated financial statements since the date of acquisition. Yuanhua contributed net revenue of $10,091, and net loss of $1,023 to the Group’s consolidated statements of operations in the year ended March 31, 2014.

(5)                                 Acquisition of Nanjing Aoyang TCM Clinic Co., Ltd. and Nanjing Aoyang Shunkang Health Information Consultancy Co., Ltd. (collectively, “Nanjing Aoyang”)

On September 1, 2013, the Group acquired 100% equity interest of Nanjing Aoyang, which provides medical examination services with cash consideration of $4,085. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$15
Non-current assets	3,314
Total	3,329

Intangible assets acquired:
Operating license	33	1.3 years
Goodwill	731
Deferred tax liability	(8)
Total	756
Total consideration	$4,085

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Nanjing Aoyang have been included in the Group’s consolidated financial statements since the date of acquisition. Nanjing Aoyang contributed net revenue of $218, and net loss of $1,145 to the Group’s consolidated statements of operations in the year ended March 31, 2014.

(6)                                 Acquisition of Zhejiang Huzhou Ailikang Investment Management Co. Ltd. (“Zhejiang Ailikang”)

On December 31, 2013, the Company acquired 100% equity interest of Zhejiang Ailikang, which holds 100% equity of Hangzhou Aibo Huagang Clinic Co. Ltd., a company providing medical examination service, for cash consideration of $1,663. Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$2
Non-current assets	576
Total	578

Net tangible liabilities:
Current liabilities	$(818)
Total	(818)

Intangible assets acquired:
Favorable lease contract	283	5.3 years
Operating license	83	2.7 years
Goodwill	1,628
Deferred tax liability	(91)
Total	1,903
Total consideration	$1,663

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of Zhejiang Ailikang have been included in the Group’s consolidated financial statements since the date of acquisition. Zhejiang Ailikang contributed net revenue of nil, and net loss of $158 to the Group’s consolidated statements of operations in the year ended March 31, 2014.

(7)                                 Acquisition of MediFast

On January 14, 2014, the Group acquired 80% equity interest of MediFast, which provides medical examination, health management and medical services, with cash consideration of $8,113.  Acquisition-related costs were nil.

The transaction was accounted for as a business combination using the acquisition method of accounting. The fair value of identifiable intangible assets was determined by the Group with the assistance of an independent third-party valuation firm and the value of the purchase price was allocated to assets acquired and liabilities assumed as of the date of acquisition as follows:

		Estimated
		useful life

Net tangible assets:
Current assets	$1,944
Non-current assets	927
Total	2,871

Net tangible liabilities:
Current liabilities	$(1,431)
Total	(1,431)

Intangible assets acquired:
Customer relationship	2,825	5.0-10.0 years
Non-compete agreement	451	3.0 years
Trade-name	374	Indefinite
Goodwill	5,332
Deferred tax liability	(619)
Total	8,363
Non-controlling interest	$(1,690)
Total consideration	$8,113

The goodwill represents excess of the fair value of the consideration paid over the fair value of the identifiable net assets acquired, and is mainly attributed to (a) the assembled work force and (b) the expected but unidentifiable business growth as a result of the synergy resulting from the acquisition. The acquired goodwill is not deductible for tax purpose.

The operating results of the acquired business of MediFast have been included in the Group’s consolidated financial statements since the date of acquisition.  MediFast contributed net revenue of $2,570, and net income of $328 to the Group’s consolidated statements of operations in the year ended March 31, 2014.

(8)                                Pro forma information

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended March 31, 2012 and 2013 assuming that the acquisitions of iKang Shanghai Jianwei, iKang Changchun and iKang Guangzhou Wokang occurred as of April 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Year ended March 31,
	2012	2013
	(Unaudited)	(Unaudited)

Pro forma net revenue	$98,177	$137,269
Pro forma net income attributable to common shareholders of iKang Healthcare Group, Inc.	$8,657	$12,334

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended March 31, 2013 and 2014 assuming that the acquisitions of Yuanhua, Nanjing Aoyang, Shanghai Jianwei Management, Zhejiang Ailikang and MediFast occurred as of April 1, 2012, the acquisition of iKang Shanghai Jianwei, iKang Changchun and iKang Guangzhou Wokang occurred as of April 1, 2011. The following pro forma financial information is not necessarily indicative of the results that would have occurred had the acquisitions been completed at the beginning of the periods indicated, nor is it indicative of future operating results:

	Year ended March 31,
	2013	2014
	(Unaudited)	(Unaudited)

Pro forma net revenue	$161,447	$215,104
Pro forma net income attributable to common shareholders of iKang Healthcare Group, Inc.	$12,818	$21,110

(9)                                 Acquisition of Assets

On March 26, 2013, the Company acquired the operating license of iKang Shenzhen Kefa with a cash consideration of $167.